Distribution, Administrative and Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Distribution, Administrative and Selling Expenses [Abstract]
Schedule of Administrative and Selling Expenses

The amount of distribution, administrative and selling expenses by nature is:

	Year ended December 31,
	2024	2023	2022
Employee benefits (Note 30)	1,687,211	1,680,016	1,577,911
Depreciation and amortization	595,003	554,771	505,068
Taxes other than income tax	406,374	355,937	343,794
Fuels and power	273,340	263,180	251,046
Repairs and maintenance	266,278	239,911	242,659
Advertising	163,643	158,591	165,589
Commissions on debit and credit cards	159,461	156,798	139,288
Security services	117,385	113,538	104,796
Services	112,795	107,188	110,614
Cleaning services	89,918	87,412	74,898
Professional fees	86,687	96,204	100,002
Leases	63,162	62,666	61,234
Transport	57,922	44,149	44,904
Administration of trade premises	54,648	49,710	43,382
Packaging and marking materials	52,659	57,611	55,874
Outsourced employees	50,959	43,767	55,336
Insurance	46,196	51,947	48,036
Credit loss expense (a)	40,953	25,208	34,812
Commissions	13,588	16,394	13,588
Other provision expenses	11,262	9,125	6,743
Cleaning and cafeteria	10,253	10,850	10,686
Other commissions	9,997	9,505	10,557
Legal expenses	8,420	8,964	10,514
Stationery, supplies and forms	7,798	6,529	5,738
Travel expenses	7,725	17,139	18,922
Expenses for provisions for legal proceedings	6,151	5,762	8,739
Ground transportation	3,979	4,529	4,240
Seguros Éxito collaboration agreement	1,824	6,537	-
Éxito Media collaboration agreement	1,753	-	-
Autos Éxito collaboration agreement	-	817	1,847
Other	275,789	238,238	181,070
Total distribution, administrative and selling expenses	4,683,133	4,482,993	4,231,887
Distribution expenses	2,637,171	2,428,475	2,253,239
Administrative and selling expenses	358,751	374,502	400,737
Employee benefit expenses	1,687,211	1,680,016	1,577,911

(a)	This amount includes the following items:

Schedule of Credit Loss Expense	This amount includes the following items:
	Year ended December 31
	2024	2023	2022
Allowance for expected credit losses (Note 8.1)	39,514	23,387	30,802
Hyperinflationary adjustments	725	667	1,325
Write-off of receivables	714	1,154	2,685
Total	40,953	25,208	34,812